SEGMENT INFORMATION AND GEOGRAPHIC DATA	12 Months Ended
Jun. 30, 2015
SEGMENT INFORMATION AND GEOGRAPHIC DATA

NOTE 22 – SEGMENT INFORMATION AND GEOGRAPHIC DATA

In its operation of the business, management, including our chief operating decision maker, the company’s Chief Executive Officer, reviews certain financial information, including segmented internal profit and loss statements prepared on a basis not consistent with U.S. GAAP.

On April 25, 2014, we acquired substantially all of NDS. See Note 9 – Business Combinations for additional details. NDS has been included in our consolidated results of operations since the acquisition date. We report the financial performance of the acquired business in More Personal Computing under our current segment structure. The contractual relationship with Nokia related to those initiatives ended in conjunction with the acquisition.

In June 2015, we announced a change in organizational structure as part of our transformation in the mobile-first, cloud-first world. During the first quarter of fiscal year 2016, the Company’s chief operating decision maker requested changes in the information that he regularly reviews for purposes of allocating resources and assessing performance. As a result, beginning in fiscal year 2016, we report our financial performance based on our new segments – Productivity and Business Processes, Intelligent Cloud, and More Personal Computing – and analyze operating income as the measure of segment profitability. In this Form 8-K, we have recast certain prior period amounts to conform to the way we internally manage and monitor segment performance.

Our reportable segments are described below.

Productivity and Business Processes

Our Productivity and Business Processes segment consists of products and services in our portfolio of productivity, communication, and information services, spanning a variety of devices and platforms. This segment primarily comprises:

•

Office Commercial, including volume licensing and subscriptions to Office 365 Commercial for products and services such as Microsoft Office, Exchange, SharePoint, and Skype for Business, and related Client Access Licenses (“CALs”).

•	Office Consumer, including Office sold through retail or through an Office 365 Consumer subscription, and Office Consumer Services, including Outlook.com, OneDrive, and consumer Skype services.

•	Microsoft Dynamics business solutions, including Dynamics ERP products, Dynamics CRM on-premises, and Dynamics CRM Online (“Microsoft Dynamics”).

Intelligent Cloud

Our Intelligent Cloud segment consists of our public, private, and hybrid server products and services that can power modern business. This segment primarily comprises:

•	Server products and services, including Windows Server, Microsoft SQL Server, Visual Studio, System Center, and related CALs, as well as Microsoft Azure.

•	Enterprise Services, including Premier Support Services and Microsoft Consulting Services.

More Personal Computing

Our More Personal Computing segment consists of products and services geared towards harmonizing the interests of end users, developers, and IT professionals across screens of all sizes. This segment primarily comprises:

•

Windows, including Windows OEM licensing (“Windows OEM”) and other non-volume licensing of the Windows operating system, volume licensing of the Windows operating system (“Windows VL”), patent licensing, Windows Embedded, MSN display advertising, and Windows Phone licensing.

•	Devices, including phones, Surface, and Microsoft PC accessories.

•	Gaming, including Xbox hardware; Xbox Live, comprising transactions, subscriptions, and advertising; video games; and third-party video game royalties.

•	Search advertising.

Revenue and costs are generally directly attributed to our segments. However, due to the integrated structure of our business, certain revenue recognized and costs incurred by one segment may benefit other segments. Revenue on certain contracts is allocated among the segments based on the relative value of the underlying products and services, which can include allocation based on actual prices charged, prices when sold separately, or estimated costs plus a profit margin. Cost of revenue is allocated in certain cases based on a relative revenue methodology. Operating expenses that are allocated primarily include those relating to marketing of products and services from which multiple segments benefit, and are generally allocated based on relative gross margin.

In addition, certain costs incurred at a corporate level that are identifiable and that benefit our segments are allocated to them. These allocated costs include costs of: legal, including settlements, and fines; information technology; human resources; finance; excise taxes; field selling; shared facilities services; and customer service and support. Each allocation is measured differently based on the specific facts and circumstances of the costs being allocated. Revenue and expenses associated with non-Microsoft products sold in our retail stores are allocated from Corporate and Other to reportable segments as a marketing charge, utilizing the stores as a sales channel, based on the related revenue sold through the stores. Certain corporate-level activity is not allocated to our segments, including impairment, integration, and restructuring expenses.

Segment revenue and operating income (loss) were as follows during the periods presented:

(In millions)

Year Ended June 30,	2015	2014	2013

Revenue

Productivity and Business Processes	$26,431	$26,972	$25,776
Intelligent Cloud	23,715	21,732	19,747
More Personal Computing	42,953	38,407	31,951
Corporate and Other	481	(278)	375

Total revenue	$93,580	$86,833	$77,849

(In millions)

Year Ended June 30,	2015	2014	2013

Operating Income (Loss)

Productivity and Business Processes	$13,087	$13,940	$13,151
Intelligent Cloud	9,871	8,443	7,300
More Personal Computing	5,179	6,150	6,144
Corporate and Other	(9,976)	(774)	169

Total operating income (loss)	$18,161	$27,759	$26,764

Corporate and Other operating income (loss) includes impairment, integration, and restructuring expenses, adjustments to conform our internal accounting policies to U.S. GAAP, and other corporate-level activity not specifically allocated to a segment. Significant internal accounting policies that differ from U.S. GAAP relate to revenue recognition, income statement classification, and depreciation.

Corporate and Other activity was as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Impairment, integration and restructuring expenses	$(10,011)	$(127)	$0
Revenue reconciling amounts (a)	204	(415)	366
Other	(169)	(232)	(197)

Total Corporate and Other	$(9,976)	$(774)	$169

(a)

Revenue reconciling amounts for fiscal year 2015 included a net $303 million of previously deferred net revenue related to sales of bundled products and services (“Bundled Offerings”). Revenue reconciling amounts for fiscal year 2014 included a net $349 million of revenue deferrals related to Bundled Offerings. Revenue reconciling amounts for fiscal year 2013 included the recognition of $540 million of revenue previously deferred on sales of Windows 7 with an option to upgrade to Windows 8 Pro at a discounted price.

No sales to an individual customer or country other than the United States accounted for more than 10% of fiscal year 2015, 2014, or 2013 revenue. Revenue, classified by the major geographic areas in which our customers are located, was as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

United States (a)	$42,941	$43,474	$41,344
Other countries	50,639	43,359	36,505

Total	$93,580	$86,833	$77,849

(a)	Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.

Revenue from external customers, classified by significant product and service offerings were as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Microsoft Office system	$23,538	$24,323	$22,995
Server products and tools	18,612	17,055	15,408
Windows PC operating system	14,826	16,856	17,529
Xbox	9,121	8,643	7,100
Phone	7,702	3,073	615
Consulting and product support services	5,090	4,767	4,372
Advertising	4,557	4,016	3,387
Surface	3,900	1,883	853
Other	6,234	6,217	5,590

Total	$93,580	$86,833	$77,849

Our total commercial cloud revenue, which primarily comprises Office 365 Commercial, Microsoft Azure, and Dynamics CRM Online, was $5.8 billion, $2.8 billion, and $1.3 billion in fiscal years 2015, 2014, and 2013, respectively. These amounts are included in their respective product categories in the table above.

Assets are not allocated to segments for internal reporting presentations. A portion of amortization and depreciation is charged to the respective segment. It is impracticable for us to separately identify the amount of amortization and depreciation by segment that is included in the measure of segment profit or loss.

Long-lived assets, excluding financial instruments and tax assets, classified by the location of the controlling statutory company and with countries over 10% of the total shown separately, were as follows:

(In millions)

June 30,	2015	2014	2013

United States	$19,562	$17,653	$16,615
Luxembourg	6,879	6,913	6,943
Finland	1,757	9,840	12
Other countries	8,307	5,713	4,159

Total	$36,505	$40,119	$27,729